CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Consumer Staples - 9.8%
Food Retail - 5.0%
Kroger Co. (a)	122,242	$8,341,794

Household Products - 4.8%
Procter & Gamble Co. (a)(b)	47,437	7,931,467
Total Consumer Staples		16,273,261

Financials - 12.6%
Asset Management & Custody Banks - 4.0%
Ameriprise Financial, Inc. (a)(b)	14,305	6,725,067

Consumer Finance - 4.2%
American Express Co. (a)	22,487	6,946,234

Investment Banking & Brokerage - 4.4%
Goldman Sachs Group, Inc. (a)	8,517	7,320,958
Total Financials		20,992,259

Health Care - 3.6%
Health Care Equipment - 3.6%
Abbott Laboratories (a)(b)	51,969	6,046,593

Industrials - 49.8% (c)
Aerospace & Defense - 4.8%
General Dynamics Corp. (a)	22,523	8,041,837

Construction Machinery & Heavy Transportation Equipment - 6.2%
Caterpillar, Inc. (a)(b)	13,840	10,280,767

Data Processing & Outsourced Services - 3.9%
Broadridge Financial Solutions, Inc. (a)(b)	34,523	6,416,790

Electrical Components & Equipment - 10.7%
Eaton Corp. PLC (a)(b)	24,373	9,162,298
Hubbell, Inc. (a)(b)	17,021	8,708,454
		17,870,752
Human Resource & Employment Services - 2.9%
Automatic Data Processing, Inc. (a)(b)	22,707	4,867,473

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Industrial Machinery & Supplies & Components - 16.5%
Illinois Tool Works, Inc. (a)(b)	27,178	$7,898,742
Parker-Hannifin Corp. (a)(b)	10,331	10,425,839
Snap-on, Inc. (a)(b)	24,059	9,268,008
		27,592,589
Trading Companies & Distributors - 4.8%
WW Grainger, Inc. (a)(b)	7,058	8,079,504
Total Industrials		83,149,712

Information Technology - 18.7%
IT Consulting & Other Services - 3.3%
Accenture PLC - Class A (a)(b)	26,599	5,551,743

Semiconductors - 11.2%
Analog Devices, Inc. (a)(b)	31,475	11,198,490
Broadcom, Inc. (a)	23,374	7,469,162
		18,667,652
Systems Software - 4.2%
Microsoft Corp. (a)(b)	17,778	6,982,132
Total Information Technology		31,201,527

Materials - 4.2%
Specialty Chemicals - 4.2%
RPM International, Inc. (a)(b)	62,064	7,082,744
TOTAL COMMON STOCKS (Cost $146,414,894)		164,746,096

EXCHANGE TRADED FUNDS - 1.0%
Alpha Architect 1-3 Month Box ETF (b)(d)(e)	13,676	1,584,091
TOTAL EXCHANGE TRADED FUNDS (Cost $1,537,476)		1,584,091

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.60% (f)	692,160	692,160
TOTAL MONEY MARKET FUNDS (Cost $692,160)		692,160

TOTAL INVESTMENTS - 100.1% (Cost $148,644,530)		$167,022,347
Liabilities in Excess of Other Assets - (0.1)% (g)		(101,629)
TOTAL NET ASSETS - 100.0%		$166,920,718

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $92,371,606.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Non-income producing security.
(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(g)	Includes cash of $65,537 that is pledged as collateral for written option contracts.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
February 28, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Call Options - (0.2)% (a)(b)(c)
Abbott Laboratories, Expiration: 03/06/2026; Exercise Price: $114.75	$(1,210,040)	(104)	$(24,874)
Accenture PLC, Expiration: 03/06/2026; Exercise Price: $236.36	(1,106,216)	(53)	(714)
American Express Co., Expiration: 03/06/2026; Exercise Price: $375.09	(1,359,160)	(44)	(50)
Ameriprise Financial, Inc., Expiration: 03/20/2026; Exercise Price: $506.07	(1,363,348)	(29)	(8,089)
Analog Devices, Inc., Expiration: 03/06/2026; Exercise Price: $365.53	(2,241,477)	(63)	(15,575)
Automatic Data Processing, Inc., Expiration: 03/06/2026; Exercise Price: $229.47	(964,620)	(45)	(1,200)
Broadcom, Inc., Expiration: 03/06/2026; Exercise Price: $388.53	(1,501,885)	(47)	(2,885)
Broadridge Financial Solutions, Inc., Expiration: 03/20/2026; Exercise Price: $188.07	(1,282,503)	(69)	(29,901)
Caterpillar, Inc., Expiration: 03/06/2026; Exercise Price: $809.74	(2,079,924)	(28)	(1,714)
Eaton Corp. PLC, Expiration: 03/06/2026; Exercise Price: $395.36	(1,842,008)	(49)	(5,982)
General Dynamics Corp., Expiration: 03/06/2026; Exercise Price: $367.73	(1,606,725)	(45)	(10,141)
Goldman Sachs Group, Inc., Expiration: 03/06/2026; Exercise Price: $994.39	(1,461,269)	(17)	(220)
Hubbell, Inc., Expiration: 03/20/2026; Exercise Price: $547.31	(1,739,542)	(34)	(13,432)
Illinois Tool Works, Inc., Expiration: 03/20/2026; Exercise Price: $305.22	(1,569,402)	(54)	(8,562)
Kroger Co., Expiration: 03/06/2026; Exercise Price: $71.07	(1,665,056)	(244)	(22,594)
Microsoft Corp., Expiration: 03/06/2026; Exercise Price: $414.88	(1,374,590)	(35)	(1,814)
Parker-hannifin Corp., Expiration: 03/20/2026; Exercise Price: $1,037.45	(2,119,278)	(21)	(30,437)
Procter & Gamble Co., Expiration: 03/06/2026; Exercise Price: $162.98	(1,588,400)	(95)	(45,279)
RPM International, Inc., Expiration: 03/20/2026; Exercise Price: $120.25	(1,415,088)	(124)	(11,631)
Snap-on, Inc., Expiration: 03/20/2026; Exercise Price: $391.66	(1,849,056)	(48)	(24,247)
WW Grainger, Inc., Expiration: 03/20/2026; Exercise Price: $1,153.89	(1,602,622)	(14)	(30,901)
TOTAL WRITTEN OPTIONS (Premiums received $368,506)			$(290,242)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	FLexible EXchange® Options.

CASTELLAN ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Castellan Targeted Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Investments
Common Stocks	$164,746,096	$—	$—	$164,746,096
Exchange Traded Funds	1,584,091	—	—	1,584,091
Money Market Funds	692,160	—	—	692,160
Total Investments	$167,022,347	$—	$—	$167,022,347

Liabilities
Investments
Written Options	$—	$(290,242)	$—	$(290,242)
Total Investments	$—	$(290,242)	$—	$(290,242)
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

CASTELLAN ETFs

TRANSACTIONS WITH AFFILIATES

The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended February 28, 2026:

Alpha Architect 1-3 Month Box ETF
Value as of June 24, 2025(a)(b)	$1,319,902
Additions	1,120,207
Reductions	(909,613)
Realized gain (loss)	12,597
Net change in unrealized appreciation (depreciation)	40,998
Value as of February 28, 2026	$1,584,091

Dividend (Interest) income	—
Capital gain distributions from underlying funds	—

Shares as of February 28, 2026	13,676

(a)	Inception date of Fund.
(b)	Market value and shares of securities as a result of a non-taxable exchange.